Operating leases, Maturity of lease liabilities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity of Lease Liabilities [Abstract]
2020	$ 464	$ 444
2021	246	459
2022	7	240
2023		5
Total minimum lease payments	831	1,148
Less: amount of lease payments representing interest	86	162
Total operating lease costs	745	986
OperatingLeaseLiabilityCurrent	395	345	$ 0
Operating lease liability	$ 350	$ 641	$ 0